Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 1,688,612	$ 1,962,563	$ 3,148,514
Post-employment benefits	51,122	72,784	149,626
Share-based payments	405,213	353,437	1,045,860
Key management personnel compensation	$ 2,144,947	$ 2,388,784	$ 4,344,000